Loans and Advances to Banks, net (Details) - Schedule of loans and advance to banks, net - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Domestic Banks
Interbank loans	$ 260,002	$ 150,007
Other credits with domestic banks
Provisions for loans to domestic banks	(214)	(33)
Subtotal	259,788	149,974
Foreign Banks
Loans to foreign banks	185,858	289,337
Credits with third countries	167	8,934
Chilean export trade banks	113,596	61,860
Provisions for loans to foreign banks	(244)	(77)
Subtotal	299,377	360,054
Central Bank of Chile
Central Bank deposits	2,380,033	630,053
Other Central Bank credits
Subtotal	2,380,033	630,053
Total	$ 2,939,198	$ 1,140,081